             As filed with the Securities and Exchange Commission
                             on November 30, 1998
                      Registration No. 33-42927; 811-6419

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                          __________________________

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [_]

                        Post-Effective Amendment No. 50                 [X]

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]

                               Amendment No. 51                         [X]
                       (Check appropriate box or boxes)

                          __________________________

                            STAGECOACH FUNDS, INC.
              (Exact Name of Registrant as specified in Charter)
                               111 Center Street
                         Little Rock, Arkansas  72201
         (Address of Principal Executive Offices, including Zip Code)

                          __________________________

      Registrant's Telephone Number, including Area Code:  (800) 643-9691
                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                         Little Rock, Arkansas  72201
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                            Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                         2000 Pennsylvania Ave., N.W.
                            Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[_]    Immediately upon filing pursuant   [_]    on _________ pursuant
       to Rule 485(b), or                        to Rule 485(b)

[X]    60 days after filing pursuant      [_]    on _________ pursuant
       to Rule 485(a)(1), or                     to Rule 485(a)(1)

[_]    75 days after filing pursuant      [_]    on _________ pursuant
       to Rule 485(a)(2), or                     to Rule 485(a)(2)

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

     This Post-Effective Amendment No. 50 (the "Amendment") to the Registration Statement of Stagecoach Funds, Inc. (the "Company") is being filed to register the new Class O shares of the Equity Index Fund.

     This Post-Effective Amendment does not affect the Registration Statement for any of the Company's other funds, or any other classes of the Equity Index Fund.

                             STAGECOACH FUNDS, INC.
                             ----------------------
                             Cross Reference Sheet
                             ---------------------


Form N-1A Item Number
---------------------

Part A          Prospectus Captions
------          -------------------

1               Cover Page
2               Summary of Expenses
3               Financial Highlights
                How to Read the Financial Highlights
4               General Investment Risks
                Key Information
                Organization and Management of the Fund
                (Name of) Fund
5               Organization and Management of the Fund
                Summary of Expenses
6               Additional Services and Other Information
7               Additional Services and Other Information
                Exchanges
                Your Account
8               Additional Services and Other Information
                Exchanges
                Your Account
9               Not Applicable

Part B          Statement of Additional Information Captions
------          --------------------------------------------

10              Cover Page
11              Table of Contents
12              Historical Fund Information
13              Additional Permitted Investment Activities
                Appendix
                Investment Restrictions
                Risk Factors
14              Management
15              Management
16              Fund Expenses
                Independent Auditors
                Management
17              Portfolio Transactions
18              Capital Stock
                Other
19              Additional Purchase and Redemption Information
                Determination of Net Asset Value
20              Federal Income Taxes
21              Management
22              Performance Calculations
23              Financial Information

Part C          Other Information
------          -----------------

24-32 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                                                                FEBRUARY 1, 1999

                                                                Stagecoach Funds


Stagecoach
     Equity Index Fund
Prospectus


Class O                       Please read this Prospectus and keep it for future
                              reference. It is designed to provide you with
                              important information and to help you decide if
Investment Advisor            the Fund's goals match your own.
and Administrator:

Wells Fargo Bank              These securities have not been approved or
                              disapproved by the U.S. Securities and Exchange
Investment Sub-Advisor        Commission ("SEC"), any state securities
                              commission or any other regulatory authority, nor
Barclays Global Fund          have any of these authorities passed upon the
Advisors                      accuracy or adequacy of this Prospectus. Any
                              representation to the contrary is a criminal offense.
Distributor and
Co-Administrator:

Stephens Inc.                 Fund shares are NOT deposits or other obligations
                              of, or issued, endorsed or guaranteed by, Wells
                              Fargo Bank, N.A. ("Wells Fargo Bank"), Barclays
                              Global Investors, N.A., or any of their
                              affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal
                              Deposit Insurance Corporation ("FDIC"), the
                              Federal Reserve Board or any other governmental agency. AN INVESTMENT IN THE FUND INVOLVES CERTAIN
                              RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

About This Prospectus
--------------------------------------------------------------------------------

What Is a Prospectus?

A prospectus provides you with the information you need in order to make an informed investment decision. It describes how a fund operates and invests its assets and also contains fee and expense information.

What is different about this Prospectus?

We have rewritten our Prospectus in "plain English" and grouped some of the most important Fund information together to make it easier to read and understand.

How is the Fund Information organized?

After important summary information and the expense fee table, the Fund's investment objective and financial highlights are presented. The icons below tell you where various types of information about the Fund can be found.

            Important information you should look for:
--------------------------------------------------------------------------------
[LOGO OF    Investment Objective and Investment Policies
ARROW]
            What is the Fund trying to achieve? How do we intend to invest your money? Look for the arrow icon to find out.
--------------------------------------------------------------------------------
[LOGO OF    Permitted Investments
PERCENTAGE
SIGN]       A summary of the Fund's key permitted investments and practices.
--------------------------------------------------------------------------------

[LOGO OF    Important Risk Factors
EXCLAMATION
POINT]      What are key risk factors for this Fund? This will include the factors described in "General Investment Risks" together with any special risk factors for the Fund.
--------------------------------------------------------------------------------
[LOGO OF    Additional Fund Facts
ADDITION
SIGN]       Provides additional information about the Fund.
--------------------------------------------------------------------------------

Why is italicized print used throughout the Prospectus?

Words appearing in italicized print and highlighted in color are defined in the Glossary.

What else do I need to understand about this Fund?

The Fund has a "Statement of Additional Information" that supplements the disclosures made in this Prospectus. You may also want to review the most recent Annual or Semi-Annual Report. You can order copies of these documents without charge by calling 1-800-222-8222. The Statement of Additional Information and other information for the Fund is also available on the SEC's web site (http://www.sec.gov).

Table of Contents

                              Key Information                            4

                              Summary of Expenses                        5
--------------------------------------------------------------------------------

The Fund                      Equity Index Fund                          8

This section contains         General Investment Risks                  12
important information
about the Fund.
--------------------------------------------------------------------------------

Your Account                  Your Account                              14

Turn to this section for      How To Buy Shares                         14
information on how to
open and maintain             Selling Shares                            16
your account, including
how to buy, sell and          Exchanges                                 17
exchange Fund shares.
                              Additional Services and
                               Other Information                        18


--------------------------------------------------------------------------------

Reference                     Organization and
                               Management of the Fund                   22
Look here for details
on the organization           Glossary                                  25
of the Fund and
term definitions.

Key Information

--------------------------------------------------------------------------------

Summary of the Stagecoach Equity Index Fund

The Fund described in this Prospectus seeks to approximate the total rate of return of substantially all the common stocks comprising the S&P 500 Index. The Fund's investment objective is fundamental and cannot be changed without a majority vote of the shareholders.

Should you consider investing in this Fund? yes, if:

 .    you are looking to add equity investments to your portfolio;

 .    you are interested in adding an index investment to your portfolio;

 .    you have an investment horizon of at least three to five years; and

 .    you are willing to accept the risks of equity investing, including the risk that share prices may rise and fall significantly.

You should not invest in this Fund if:

 .    you are looking for FDIC insurance coverage or guaranteed rates of return;

 .    you are unwilling or unable to accept the risk that you may lose the money you invest;

 .    you are unwilling to accept the risks of investing in the securities markets;

 .    you are looking for an actively managed equity fund; or

 .    you are seeking monthly dividend income.

Who are "We"?

In this Prospectus, "We" generally means the Stagecoach Funds. "We" sometimes refers to the Investment Advisor or other companies hired by the Fund to perform services. The section on "Organization and Management of the Fund" further explains how the Fund is organized.

Who are "You"?

In this Prospectus, "You" means the potential investor or the shareholder.

What is the "Fund"?

In this Prospectus the "Fund" refers to the Stagecoach Equity Index Fund. The "Funds" also may refer to other mutual funds offered by Stagecoach Funds, Inc. ("Stagecoach").

Key Terms

"Index Funds" are mutual funds that attempt to match the total return of a particular index or list of securities. Index Funds are not "actively managed" in that individual securities are not analyzed by traditional methods.

Dividends

We pay dividends, if any, quarterly. Capital gains, if any, are distributed at least annually.

4    Stagecoach Equity Index Fund Prospectus

Equity Idex Fund                                            Summary of Expenses
--------------------------------------------------------------------------------

================================================================================
SHAREHOLDER TRANSACTION EXPENSES
================================================================================
 These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect any charges that may be imposed by Wells Fargo Bank or other institutions in connection with an account through which you hold Fund shares. See
 "Organization and Management of the Fund" for more details.
--------------------------------------------------------------------------------
                                                            Equity Index
                                                            ------------
                                                              CLASS O
--------------------------------------------------------------------------------
 Maximum sales charge on a purchase
  (as a percentage of offering price)                           None
--------------------------------------------------------------------------------
 Maximum sales charge on reinvested
  dividends                                                     None
--------------------------------------------------------------------------------
 Maximum sales charge on:
  Redemptions during first year                                 None
  Redemptions after first year                                  None
--------------------------------------------------------------------------------
 Exchange fees                                                  None
--------------------------------------------------------------------------------
================================================================================
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
================================================================================
 Expenses shown have been restated to reflect contract amounts and amounts payable by the Fund. Expenses shown "after waivers and reimbursements" reflect voluntary fee waivers and reimbursements that may be discontinued without prior notice.
--------------------------------------------------------------------------------
                                                            Equity Index
                                                            ------------
                                                              CLASS O
--------------------------------------------------------------------------------
 Rule 12b-1 Fee                                                 0.00%
--------------------------------------------------------------------------------
 Management fee                                                 0.25%
--------------------------------------------------------------------------------
 Other expenses
  (after waivers or reimbursements)                             0.25%
--------------------------------------------------------------------------------
 TOTAL FUND OPERATING EXPENSES
  (after waivers or reimbursements)                             0.50%
--------------------------------------------------------------------------------
 Other expenses
  (before waivers or reimbursement)                             0.15%
--------------------------------------------------------------------------------
 TOTAL FUND OPERATING EXPENSES
  (before waivers or reimbursements)                            0.65%
--------------------------------------------------------------------------------

                                  Stagecoach Equity Index Fund Prospectus      5

Equity Index Fund                                            Summary of Expenses
                                                                     (continued)
--------------------------------------------------------------------------------

================================================================================
 EXAMPLE OF EXPENSES -- THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE
 EXPENSES, AND ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.
================================================================================
 YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000
 INVESTMENT ASSUMING A 5% ANNUAL RETURN AND THAT              Equity Index
                                                              ------------
 YOU REDEEM YOUR SHARES AT THE END OF EACH PERIOD.              CLASS O
--------------------------------------------------------------------------------
 1 YEAR                                                            $ 5
--------------------------------------------------------------------------------
 3 YEARS                                                           $16
--------------------------------------------------------------------------------
 5 YEARS                                                           $28
--------------------------------------------------------------------------------
 10 YEARS                                                          $77
--------------------------------------------------------------------------------
================================================================================
 EXAMPLE OF EXPENSES -- THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE
 EXPENSES, AND ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.
================================================================================
 YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000
 INVESTMENT ASSUMING A 5% ANNUAL RETURN AND THAT
 YOU DO NOT REDEEM YOUR SHARES AT THE END OF EACH              Equity Index
                                                               ------------
 PERIOD.                                                        CLASS O
--------------------------------------------------------------------------------
 1 YEAR                                                            $ 5
--------------------------------------------------------------------------------
 3 YEARS                                                           $16
--------------------------------------------------------------------------------
 5 YEARS                                                           $28
--------------------------------------------------------------------------------
 10 YEARS                                                          $77
--------------------------------------------------------------------------------

6    Stagecoach Equity Index Fund Prospectus

This page intentionally left blank

-------------------------------------------------------------------------------

Equity Index Fund

--------------------------------------------------------------------------------

             Advisor:       Wells Fargo Bank
             Sub-advisor:   Barclays Global Fund Advisors

--------------------------------------------------------------------------------
[LOGO OF     Investment Objective
ARROW]
             The Equity Index Fund seeks to approximate to the extent practicable the total rate of return of substantially all common stocks comprising the Standard & Poor's 500 Composite Stock Index
             (the "S&P 500 Index").

             Investment Policies
             In attempting to approximate the total rate of return of the S&P 500 Index, we use a statistical process known as "sampling." We select and hold a relative sample of the common stocks listed on the S&P 500 Index and attempt to achieve a 95% correlation between the price and total return performance of the S&P 500 Index and our investment results, before expenses. This correlation is sought regardless of market conditions.

             A precise duplication of the performance of the S&P 500 Index would mean that the net asset value of Fund shares, including dividends and capital gains, would increase or decrease in exact proportion to changes in the S&P 500 index. Such a 100% correlation is not feasible. Our ability to track the performance of the S&P 500 Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. We will regularly monitor the performance and composition of the S&P 500 Index and adjust the Fund's portfolio as necessary in order to achieve the 95% correlation.

--------------------------------------------------------------------------------

[LOGO OF     Permitted Investments
PERCENTAGE   Under normal market conditions, we invest:
SIGN]
             .  in a diversified portfolio of common stocks designed to provide a relative sample of the stocks listed on the S&P 500 Index;

             . in stock index futures and options on stock indexes as a substitute for a comparable position in the underlying securities; and

             . in interest-rate futures contracts, options on interest rate swaps and index swaps.

             We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other


8    Stagecoach Equity Index Fund Prospectus

--------------------------------------------------------------------------------

             mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so.

--------------------------------------------------------------------------------

[LOGO OF     Important Risk Factors
EXCLAMATION  You should consider both the General Investment Risks beginning on
POINT]       page 12 and the specific risks listed below. They are equally important to your investment choice.

             The Fund attempts to match as closely as possible the total return of the S&P 500 Index. Therefore, during periods when the S&P 500 Index is losing value, your investment will also lose value.

--------------------------------------------------------------------------------

[LOGO OF     Additional Fund Facts
ADDITION     The S&P 500 Index is an index of 500 widely held common stocks
SIGN]        representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. It is one of the most widely used benchmarks of U.S. equity performance.

             "Standard & Poor's(R)," "S & P(R)," "S & P 500(R)" and "Standard & Poor's 500" are trademarks of McGraw-Hill, Inc. The Equity Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

             For information on Fund fees and expenses, see "Summary of Expenses" on page 5.

                                     Stagecoach Equity Index Fund Prospectus   9

General Investment Risks
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider risks common to all mutual funds, including the Stagecoach Funds. Chief among these risks are the following:

 . Unlike bank deposits such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .  We cannot guarantee that we will meet our investment objectives.

 . We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to perform certain functions such as selling agents or investment advisors, offer or promise to make good any such losses.

 . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 . Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

 . An investment in a single Fund, by itself, does not constitute a complete investment plan.

The Fund invests in securities that involve particular kinds of risk.

 . The Fund invests in equities that are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of the portfolio. Certain types of stock and certain stocks selected for the Fund's portfolio may underperform or decline in value more than the overall market.

 .  The Fund may invest a portion of its assets in U.S. Government obligations.
   It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Fund itself.

 . The Fund may also use certain derivative instruments such as stock index futures and options on stock index futures. The term "derivatives" covers a wide number of investments, but in general it refers to any financial

10 Stagecoach Equity Index Fund Prospectus

--------------------------------------------------------------------------------

   instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

What follows is a general list of the types of risks (some of which are described above) that apply to the Fund's investments and a table showing some of the additional investment practices that the Fund may use. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk-- The risk that the other party in a repurchase agreement or the transaction will not fulfill its contract obligation.

Credit Risk-- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Experience Risk-- The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Information Risk-- The risk that information about a security is either unavailable, incomplete or is inaccurate.

Leverage Risk-- The risk that a practice may increase the Fund's exposure to Market Risk, Interest Rate Risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk-- The risk that a security cannot be sold, or cannot be sold without adversely affecting the price.

Market Risk-- The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk-- The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Regulatory Risk-- The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

                                      Stagecoach Equity Index Fund Prospectus 11

General Investment Risks
--------------------------------------------------------------------------------

Year 2000 Risk-- Many computer software systems in use today cannot distinguish the Year 2000 from the Year 1900. Most of the services provided to the Funds depend on the proper functioning of computer systems. Any failure to adapt these systems in time could hamper the Funds' operations and services. The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their systems and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, because the Year 2000 issue affects virtually all organizations and governments, the companies or entities in which the Funds invest also could be adversely impacted by the Year 2000 issue. The extent of such impact cannot be predicted.

 Investment Practice/Risk

 The following table lists some of the additional investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Policies section of the Prospectus. THE RISKS INDICATED AFTER THE DESCRIPTION OF THE PRACTICE ARE NOT THE ONLY POTENTIAL RISKS ASSOCIATED WITH THAT PRACTICE, BUT ARE AMONG THE MORE PROMINENT. Market risk is assumed for each. See the Investment Objective and Investment Policies for the Fund or the Statement of Additional Information for more information on these practices.

 In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" in the summary for the Fund. You should also see the Statement of Additional Information for additional discussion information about the investment practices and risks particular to the Fund.

 Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for the Fund remains within the parameters of its objective.

12 Stagecoach Equity Index Fund Prospectus

==============================================================================================================
INVESTMENT PRACTICE:                                                           RISK
==============================================================================================================
Other Mutual Funds
The temporary investment in shares of another mutual fund.                     Market Risk              .
A pro rata portion or the other fund's expenses, in addition to the expenses paid by the Fund, will be borne by Fund shareholders.
--------------------------------------------------------------------------------------------------------------
Options
The right or obligation to receive or deliver a security or cash               Credit Information
payments depending on the security's price or the performance of               and Liquidity Risk
and index or benchmark.
--------------------------------------------------------------------------------------------------------------
    Stock Index Futures                                                                                 .
    Options on Stock Index Futures                                                                      .
    Index Swaps                                                                                         .
    Interest Rate Futures                                                                               .
    Interest Rate Swaps                                                                                 .
--------------------------------------------------------------------------------------------------------------
Privately Issued Securities
Securities that are not publicly traded but which may be resold in             Liquidity Risk           .
accordance with Rule 144A of the Securities Act of 1933.
--------------------------------------------------------------------------------------------------------------
Loans Of Portfolio Securities
The practice of loaning securities to brokers, dealers and financial
institutions to increase return on those securities. Loans may be              Credit Counter-Party     .
made in accordance with existing investment policies. Limited to               and Leverage Risk
33 1/3% of assets.
--------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow an equivalent of 20% of assets from                     Leverage Risk            .
banks for temporary purposes to meet shareholder redemptions.
--------------------------------------------------------------------------------------------------------------
Illiquid securities
A security that cannot be readily sold, or cannot be readily                   Liquidity Risk           .
sold without negatively affecting its fair price.
--------------------------------------------------------------------------------------------------------------

                                      Stagecoach Equity Index Fund Prospectus 13

Your Account
--------------------------------------------------------------------------------

This section tells you how to open an account and how to buy, sell or exchange Fund shares once your account is open.

You can buy Fund shares through an online account established with an approved selling agent.

Minimum Investments:

 .  $1,000 per Fund minimum initial investment; or

 . $25 per Fund minimum initial investment if you use the periodic investment plan option.

 .  $100 per Fund for all investments after your first.

Important Information:

 . Read this Prospectus carefully. Discuss any questions you have with your Selling Agent. You may also obtain copies of the Statement of Additional Information and Annual Report. Copies are available free of charge from your Selling Agent or by calling 1-800-222-8222.

 . We process requests to buy or sell shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 1:00 PM Pacific time. Any request we receive in proper form before the close of regular trading on the NYSE is processed the same day. Requests we receive after the close are processed the next business day.

 . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

14 Stagecoach Equity Index Fund Prospectus

--------------------------------------------------------------------------------

 . We determine the NAV of the Fund's shares each business day as of the close of regular trading on the NYSE. We determine the NAV by subtracting the Funds' liabilities from its total assets, and then dividing the result by the total number of outstanding shares. The Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

 . We will process all requests to buy and sell shares of the first NAV calculated after the request and proper form is received.

 . You may have to complete additional paperwork for certain types of account registrations, such as a Trust. Please speak to your selling agent for additional information.

 . Once an account has been opened, you can add additional eligible Funds under the same registration without requiring a new application.

 . We reserve the right to cancel any purchase order or delay redemption if your check does not clear. We may also reserve the right to delay payment of a redemption for up to 15 days so that we may be reasonably certain that investments made by check have been collected.


                                     Stagecoach Equity Index Fund Prospectus 15

Your Account
--------------------------------------------------------------------------------

================================================================================
 GENERAL NOTES FOR SELLING SHARES
================================================================================
 We will process all requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the close of trading on the NYSE are processed on the same business day.
--------------------------------------------------------------------------------
 We determine the NAV each day as of the close of the NYSE, which is generally 1:00 PM Pacific time.
--------------------------------------------------------------------------------
 We reserve the right to delay payment of a redemption for up to 15 days so that we may be reasonably certain that investments made by check or systematic purchase plan have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.
--------------------------------------------------------------------------------
 Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.
--------------------------------------------------------------------------------

16 Stagecoach Equity Index Fund Prospectus

Exchanges
--------------------------------------------------------------------------------

Exchanges between Stagecoach Funds are two transactions: a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 . You should carefully read the Prospectus for the Fund into which you wish to exchange.

 . Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

 .  You may make exchanges between Class O shares and shares of certain other
   Funds or a money market fund that are available online through a selling agent.

 . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

 . Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

 . If you are exchanging from a higher-load Fund to a lower or no-load Fund, then back to the higher load, it is up to you to inform Stagecoach Funds that you have already paid the higher load.

 . Exchanges from any share class to a money market fund can only be re-exchanged for the original share class.

 . In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders. Generally, we will notify you 60 days in advance of any changes in your exchange privileges.

                                      Stagecoach Equity Index Fund Prospectus 17

Additional Services and Other Information
--------------------------------------------------------------------------------

Automatic Program:

This program provides you with a convenient way to purchase shares each month.

 . Periodic Investment Plan - with this program, you can regularly purchase shares of a Stagecoach Fund with money automatically transferred from your settlement account. Simply select the Fund you would like to purchase, specify an amount of at least $25, and tell us the day of the month you would like the money invested.

Dividend and Capital Gain Distribution Options

You may choose to do any of the following:

 . Automatic Reinvestment Option - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another plan.



18 Stagecoach Equity Index Fund Prospectus

--------------------------------------------------------------------------------

 . Check Payment Option - Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

   Two Things to Keep In Mind About Distributions

   Remember, distributions have the effect of reducing the NAV per share by the amount distributed. Also, distributions on new shares shortly after purchase would be in effect a return of capital, although the distribution may still be taxable to you.

Taxes

The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Funds and you as a shareholder. It is not intended as substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you net investment income and net short-term capital gains earned by the Fund as dividend distributions. These are taxable to you as ordinary income. Corporate U.S. shareholders may be able to exclude a portion of such distributions from their taxable income.

We will pass on to you any net capital gains earned by the Fund as capital gain distributions. In general, these distributions will be taxable to you as long-term capital gains, which may qualify for taxation at preferential rates in the hands of non-corporate shareholders.

In general, all distributions will be taxable to you when paid, even if they are paid in additional Fund shares. However, distributions declared in October, November and December and distributed by the following January will be taxable as if they were paid on December 31 of the year in which they were declared. We will notify you annually as to the status of your Fund distributions.

If you buy shares of a Fund shortly before it distributes its annual gains, your distribution from the Fund will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund that holds appreciated securities in its portfolio, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Fund has built up, and has the potential to continue to build up, high levels of unrealized appreciation.

                                      19 Stagecoach Equity Index Fund Prospectus

Additional Services and Other Information
--------------------------------------------------------------------------------

Your redemption and exchange of Fund shares will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares and the amount you paid for them. Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. shareholders may be subject to back-up withholding taxes.

Historical Fund Information

From the period from April 28, 1996 to December 15, 1997, the Fund invested all of its assets in a Master Portfolio with a corresponding investment objective; the Fund no longer invests in a Master Portfolio. Currently, and for periods prior to April 28, 1996, the Fund invests directly in a portfolio of securities. Performance information for periods prior to January 1, 1992, reflects the performance of the Equity Index Fund of the Wells Fargo Investment Trust for Retirement Programs. The Fund's manager has voluntarily waived fees or reimbursed expenses to the Fund; without these reductions the Fund's performance would have been lower.

Share Class-- This Prospectus contains information about Class O shares. The Fund may offer additional share classes with different expenses and returns than those described here. Call Stephens at 1-800-643-9691 for information on these or other investment options in Stagecoach Funds.

Minimum Account Value-- Due to the expense involved in maintaining low-balance accounts, we reserve the right to close accounts that have fallen below the $1,000 minimum balance due to redemptions (as opposed to

Stagecoach Equity Index Fund Prospectus 20

--------------------------------------------------------------------------------

market conditions). You will be given an opportunity to make additional investments to prevent account closure before any action is taken.

Statements-- We mail statements after any account activity, including transactions, dividends or capital gains, and at year-end. We do not send statements for Funds held in brokerage, retirement or other similar accounts. You must check with the administrators of these accounts for statement policies. The Fund will also send any necessary tax reporting documents in January, and will send Annual and Semi-Annual Reports each year.

Statement of Additional Information-- Additional information about some of the topics discussed in this Prospectus as well as details about performance calculations, distribution plans, servicing plans, tax issues and other important issues are available in the Statement of Additional Information for the Fund. The Statement of Additional Information should be read along with this Prospectus and may be obtained free of charge by calling Investor Services at 1-800-222-8222.

Glass-Steagall Act-- Morrison & Foerster LLP, counsel to the Fund and special counsel to Wells Fargo Bank, has advised us and Wells Fargo Bank that Wells Fargo Bank and its affiliates may perform the services contemplated by the Advisory Contracts and detailed in this Prospectus and the Statement of Additional Information without violation of the Glass-Steagall Act. Counsel has pointed out that future judicial or administrative decisions, or future federal or state laws may prevent these entities from continuing in their roles.

Wells Fargo & Company/Norwest Merger-- On November 2, 1998, Wells Fargo & Company, the parent company of Wells Fargo Bank, merged with Norwest Corporation. The combined company is called Wells Fargo & Company. Wells Fargo Bank, which provides investment advice and other services to the Fund, became an indirect wholly-owned subsidiary of the new combined company. Wells Fargo Bank has advised the Fund that the merger will not reduce the level or quality of advisory and other services provided by Wells Fargo Bank to the Fund.

                                      Stagecoach Equity Index Fund Prospectus 21

Organization and Management of the Fund
--------------------------------------------------------------------------------
A number of different entities provide services to the Fund. This section shows how the Fund is organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Stagecoach
The Fund is one of over 30 Funds of Stagecoach Funds, Inc., an open-end management investment company. Stagecoach was organized on September 9, 1991, as a Maryland Corporation.

The Board of Directors of Stagecoach supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. If the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.

================================================================================
                                 SHAREHOLDERS
================================================================================

================================================================================
                  FINANCIAL SERVICES FIRMS AND SELLING AGENTS
================================================================================
     Advise current and prospective shareholders on their Fund investments
--------------------------------------------------------------------------------

================================================================================
                                            TRANSFER AND
  DISTRIBUTOR &                          DIVIDEND DISBURSING       SHAREHOLDER
CO-ADMINISTRATOR     ADMINISTRATOR              AGENT           SERVICING AGENTS
================================================================================
Stephens Inc.        Wells Fargo Bank     Wells Fargo Bank      Various Agents
111 Center St.       525 Market St.       525 Market St.
Little Rock, AR      San Francisco, CA    San Francisco, CA

Markets the Fund,    Manages the Fund's   Maintains records of  Provide services
distributes shares,  business activities  of shares and         to customers
and manages the                           supervises the
Fund's business                           paying of dividends
activities
--------------------------------------------------------------------------------

================================================================================
                            INVESTMENT SUB-ADVISOR
================================================================================
      Barclays Global Fund Advisor's 45 Fremont Street, San Francisco, CA
                   Manages the Fund's Investment activities
--------------------------------------------------------------------------------


================================================================================
        INVESTMENT ADVISOR                              CUSTODIAN
================================================================================
Wells Fargo Bank, 525 Markets St.              Barclays Global Investors, N.A.,
San Francisco, CA                              45 Fremont St.
Manages the Fund's investment activities       San Francisco, CA
                                               Provides safekeeping for the
                                               Funds' assets
--------------------------------------------------------------------------------

================================================================================
                              BOARD OF DIRECTORS
================================================================================
                       Supervises the Funds' activities
--------------------------------------------------------------------------------

22 Stagecoach Equity Index Fund Prospectus

Organization and Management of the Fund
--------------------------------------------------------------------------------
We do not hold annual shareholder meetings. We may hold special shareholder meetings to ask shareholders to vote on items such as electing or removing board members or amending fundamental investment strategies or policies.

In the following sections, the percentages shown are the percentages of the average daily net assets of the Fund class spent on an annual basis for the services described. The Statement of Additional Information has more detailed information about the Investment Advisor and the other service providers and plans described here.

THE INVESTMENT ADVISOR

Wells Fargo Bank is the advisor for the Fund. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of August 1, 1998 Wells Fargo Bank and its affiliates managed over $63 billion in assets. The Fund paid Wells Fargo Bank the following for advisory services (after fee waivers) for the fiscal period ended March 31, 1998:


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Equity Index Fund                                                  .25%
--------------------------------------------------------------------------------

The Sub-Advisor
Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors and an indirect subsidiary of Barclays Bank PLC, is the sub-advisor for the Fund. BGFA was created from the reorganization of Wells Fargo Nikko Investment Advisors, a former affiliate of Wells Fargo Bank. As of April 30, 1998, BGFA managed or provided investment advice for assets aggregating in excess of $575 billion. For its sub-advisory services, BGFA is entitled to receive from Wells Fargo Bank .02% of the Fund's assets up to $500 million and
 .01% of the Fund's assets in excess of $500 million. The Fund paid BGFA the following for sub-advisory services for the fiscal period ended March 31, 1998:


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Equity Index Fund                                                  .06%
--------------------------------------------------------------------------------

                                      Stagecoach Equity Index Fund Prospectus 23

--------------------------------------------------------------------------------

The Administrator
Wells Fargo Bank is the administrator of the Fund. Wells Fargo Bank is paid .03% of the Fund's assets for this service.

The Distributor and Co-Administrator
Stephens is the Fund's distributor and co-administrator. Stephens receives .04% of the Fund's assets for its role as co-administrator.

Shareholder Servicing Plan
We have Shareholder Servicing Plans for the Fund. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services the Fund pays .20%.


24 Stagecoach Equity Index Fund Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this prospectus. For a more complete understanding of these terms you should consult your financial adviser.

ACH

Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

Annual and Semi-Annual Report

A document that provides certain financial and other information for the most recent reporting period and the Fund's portfolio of investments.

Business Day

Any day the NYSE is open is a business day for the Fund.

Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

Dividends and/or capital gains paid by a Fund on its shares.

Diversified

A diversified fund or portfolio, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies, and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund's total assets.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Interest Rate Futures

The Agreements to buy or sell finance instruments or cash at a particular time and price based on movements in interest rate. Unlike Options, in which the holder may or may not execute the right, a futures contract must be fulfilled.

Interest Rate Swaps

Involve the exchange between parties of their respective commitments to pay or receive interest.

                                      Stagecoach Equity Index Fund Prospectus 25

--------------------------------------------------------------------------------
Index Swaps

The exchange with another party of cash flows based on the performance of an index of securities or a portion of an index that usually includes dividends or income.

Liquidity

The ability to readily sell a security at its fair price.

Net Asset Value (NAV)

The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Fund, and is determined as of the close of regular trading on each business day the NYSE is open, typically 1:00 p.m. Pacific time.

Options

An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Public Offering Price (POP)

The NAV with the sales load added.

Repurchase Agreements

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A person who has an agreement with the Fund's distributor that allows them to sell a Fund's shares.

Shareholder Servicing Agent

An entity appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature.

26 Stagecoach Equity Index Fund Prospectus

Glossary
--------------------------------------------------------------------------------

S&P 500 Index

An unmanaged index of stocks comprised of 500 companies, including industrial, financial, utility and transportation companies.

Statement of Additional Information

A document that supplements the disclosures made in the Prospectus.

Stock Index Futures and Options on Stock Index Futures

A Stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

Taxpayer Identification Number

Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return

The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Fund.

Turnover Ratio

The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                                      Stagecoach Equity Index Fund Prospectus 27

STAGECOACH FUNDS/TM/

You may wish to review the following documents:

Statement of Additional Information
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

Annual/Semi-Annual Report
provides certain financial and other important information for the most recent reporting period and the Fund's portfolio of investments.

These are available free of
charge by calling

1-800-222-8222, or from
Stagecoach Funds
PO Box 7066
San Francisco, CA
94120-7066

     ===========================================================================
     STAGECOACH FUNDS:
     ---------------------------------------------------------------------------

     . are NOT insured by the FDIC
     . are NOT obligations or deposits of Wells Fargo Bank, nor guaranteed by the Bank
     . involve investment risk, including possible loss of principal.
     ==========================================================================

[LOGO OF RECYCLED PAPER]                                    SC IX P
Printed On Recycled Paper                                   SCIXOLP 2/99

                             STAGECOACH FUNDS, INC.
                          Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION

                             Dated February 1, 1999

                               EQUITY INDEX FUND

                                    CLASS O

     Stagecoach Funds, Inc. (the "Company") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about a fund in the Stagecoach Family of Funds (the "Fund") the EQUITY INDEX FUND. This SAI relates to the Class O shares of the Fund.

     This SAI is not a Prospectus and should be read in conjunction with the Fund's Prospectus, also dated February 1, 1999. All terms used in this SAI that are defined in the Prospectus have the meaning assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by calling 1-800-222-8222 or writing to Stagecoach Funds, P.O. Box 7066, San Francisco, CA 94120-7066.

                 TABLE OF CONTENTS

                                                    Page
                                                    ----
Historical Fund Information......................     1
Investment Restrictions..........................     1
Additional Permitted Investment Activities.......     3
Risk Factors.....................................    15
Management.......................................    17
Performance Calculations.........................    27
Determination of Net Asset Value.................    32
Additional Purchase and Redemption Information...    33
Portfolio Transactions...........................    34
Fund Expenses....................................    35
Federal Income Taxes.............................    36
Capital Stock....................................    42
Other............................................    43
Counsel..........................................    44
Independent Auditors.............................    44
Financial Information............................    44
Appendix.........................................   A-1

                                      i

                          HISTORICAL FUND INFORMATION

     The Equity Index Fund commenced operations on January 1, 1992, as successor to the Corporate Stock Fund of the Wells Fargo Investment Trust for Retirement Programs. The predecessor Fund's commencement of operations was January 25, 1984. During the period from April 28, 1996 to December 12, 1997, the Fund invested all of its assets in a Master Portfolio with a corresponding investment objective. Prior to December 12, 1997, the Equity Index Fund was known as the "Corporate Stock Fund."

     The Class O shares of the Fund commenced operations on February 1, 1999.

                            INVESTMENT RESTRICTIONS

     Fundamental Investment Policies
     -------------------------------

     The Fund has adopted the following investment restrictions, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of the Fund.

The Fund may not:

     (1) purchase the securities of issuers conducting its principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of its total assets, provided that there is no limitation with respect to investments in (i) obligations of the United States Government, its agencies or instrumentalities and (ii) any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period; and provided further, that the Fund may invest all of its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph (1);

     (2) purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

     (3) purchase or sell commodities or commodity contracts; except that the Fund may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices, and may participate in interest rate and index swaps;

     (4) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

     (5) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices) or make short sales of securities;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Fund of securities issued by a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund shall not constitute an underwriting for purposes of this paragraph (6);

     (7)  make investments for the purpose of exercising control or management;

     (8) issue senior securities, except to the extent the activities permitted in Investment Restrictions Nos. 3 and 5 may be deemed to give rise to a senior security but do not violate the provisions of section 18 of the 1940 Act, and except that the Fund may borrow up to 20% of the current value of the Fund's net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of the Fund's net assets (but investments may not be purchased by the Fund while any such outstanding borrowings exceed 5% of the Fund's net assets);

     (9) write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Fund may engage in options transactions to the extent permitted in Investment Restrictions Nos. 3 and 5, and except that the Fund may purchase securities with put rights in order to maintain liquidity; nor

     (10) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that the Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph (10).

     The Fund may make loans in accordance with its investment policies.

     As a fundamental policy, the Fund may invest, notwithstanding any other investment restrictions (whether or not fundamental), all of its assets in the securities of a single open-end, management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund. A decision to so invest all of its assets may, depending on the circumstances applicable at the time, require approval of shareholders.

     Non-Fundamental Investment Policies
     -----------------------------------

     The Fund has adopted the following non-fundamental policies which may be changed by a majority vote of the Board of Directors of the Company at any time and without shareholder approval.

     (1) The Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company, and (iii) 10% of such Fund's net assets in the aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

     (2) The Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) The Fund may invest up to 25% of its net assets in securities of foreign governmental and foreign private issuers that are denominated in and pay interest in U.S. dollars.

     (4) The Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.

                  ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

     Set forth below are descriptions of certain investments and additional investment policies for the Fund.

     Convertible Securities
     ----------------------

     The Fund may invest in convertible securities that provide current income and are issued by companies with the characteristics described above for the Fund and that have a strong earnings and credit record. The Fund may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates. At most, 5% of the Fund's net assets will be invested, at the time of purchase, in convertible securities that are not rated in the four highest rating categories by one or more Nationally Recognized Statistical Ratings Organizations ("NRSROs"), such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Group ("S&P"), or unrated but determined by the advisor to be of comparable quality.

      Corporate Reorganizations
      -------------------------

     The Fund may invest in securities for which a tender or exchange offer has been made or announced, and in securities of companies for which a merger, consolidation, liquidation or similar reorganization proposal has been announced if, in the judgment of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short term nature of such transactions. The principal risk associated with such investments is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals which are consummated, the Fund may sustain a loss.

     Custodial Receipts for Treasury Securities
     ------------------------------------------

     The Fund may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors. Investments by the Fund in such participations will not exceed 5% of the value of the Fund's total assets.

     Derivatives
     -----------

     Some of the permissible investments described herein are considered "derivative" securities because their value is derived, at least in part, from the price of another security or a specified asset, index or rate. For example, the futures contracts and options on futures contracts that the Fund may purchase are considered derivatives. The Fund may only purchase or sell these contracts or options as substitutes for comparable market positions in the underlying securities. Also, asset-backed securities issued or guaranteed by U.S. Government agencies or instrumentalities and certain floating- and variable-rate instruments can be considered derivatives. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms.

     Wells Fargo Bank and Barclays Global Fund Advisors ("BGFA") use a variety of internal risk management procedures to ensure that derivatives use is consistent with the Fund's investment objective, does not expose the Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the Board of Trustees concerning the use of derivatives.

     The use of derivatives by the Fund also is subject to broadly applicable investment policies. For example, the Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may the Fund use certain derivatives without establishing adequate "cover" in compliance with the U.S. Securities and Exchange Commission ("SEC") rules limiting the use of leverage.

     Floating- and Variable-Rate Instruments
     ---------------------------------------

     The Fund may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. The floating- and variable-rate instruments that the Fund may purchase include certificates of participation in such instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     Foreign Currency Transactions
     -----------------------------

     If the Fund enters into a foreign currency transaction or forward contract, the Fund deposits, if required by applicable regulations, in a segregated account of the Fund an amount at least equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities are placed in the account so that the value of the account equals the amount of the Fund's commitment with respect to the contract.

     At or before the maturity of a forward contract, the Fund either may sell a portfolio security and make delivery of the currency, or may retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund obtains, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, incurs a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The cost to the Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. Wells Fargo Bank or Barclays Global Fund Advisors ("BGFA"), as appropriate, considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions. The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. If a devaluation generally is anticipated, the Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

     The purchase of options on currency futures allows the Fund, for the price of the premium it must pay for the option, to decide whether or not to buy (in the case of a call option) or to sell (in the case of a put option) a futures contract at a specified price at any time during the period before the option expires.

     Foreign Obligations and Securities
     ----------------------------------

     The Fund may invest up to 25% of its assets in high-quality, short-term debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars, and similar obligations of foreign governmental and private issuers. The Fund also may invest in foreign securities through American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and

GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

     Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     Forward Commitments, When-Issued Purchases and Delayed-Delivery
     ----------------------------------------------------------------
     Transactions
     ------------

     The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Fund will generally purchase securities with the intention of acquiring them, the Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the advisor. Securities purchased on a when-issued or forward commitment basis may expose the relevant Fund to risk because they may experience price fluctuations prior to their actual delivery. Purchasing securities on a when-issued or forward commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

     The Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

     Futures Contracts and Options Transactions
     ------------------------------------------

     In General. The Fund may engage in futures and options transactions as discussed below. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity of financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the only credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

     The Fund may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange.

     The Fund's futures transactions must constitute permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission. In addition, the Fund may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired options on futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option on a futures contract that is in-the money at the time of purchase, the in-the money amount may be excluded in calculating the 5% liquidation amount. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission ("SEC"), the Fund may be required to segregate cash, U.S. Government obligations or other high-quality debt instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying commitment.

     Initially, when purchasing or selling futures contracts the Fund will be required to deposit with its custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

     Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subject the Fund to substantial losses. If it is not possible, or the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e. seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.

     The Fund may enter into futures contracts and may purchase and write options thereon. Upon the exercise, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value of the Fund.

     Options. The Fund may purchase or sell options on individual securities or options on indices of securities as described below. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

     The Fund may engage in unlisted over-the-counter options with broker/dealers deemed creditworthy by the advisor. Closing transactions for such options are usually effected directly with the same broker/dealer that effected the original option transaction. The Fund bears the risk that the broker/dealer will fail to meet its obligations. There is no assurance that a liquid secondary trading market exists for closing out an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to perform in connection with the purchase or sale of options.

     Stock Index Options. The Fund may purchase call and put options and write covered call options on stock indices listed on national securities exchanges or traded in the over-the-counter market to the extent of 15% of the value of its net assets. The Fund may purchase and write (i.e., sell) put and call options on stock indices as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes in the market values of the stocks included in the index. The aggregate premiums paid on all options purchased may not exceed 20% of the Fund's total assets and the value of the options written may not exceed 10% of the value of the Fund's total assets.

     The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock.

     When the Fund writes an option on a stock index, the Fund will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

     Stock Index Futures and Options on Stock Index Futures. The Fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

     Interest-Rate Futures Contracts and Options on Interest-Rate Futures Contracts. The Fund may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities.

The Fund may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in the Fund's portfolio securities which are the subject of the transaction.

     Interest-Rate and Index Swaps. The Fund may enter into interest-rate and index swaps in pursuit of its investment objective. Interest-rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Fund will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The use of interest-rate and index swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the Fund These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case the Fund may not receive net amount of payments that the Fund contractually is entitled to receive. The Fund may invest up to 10% of its respective net assets in interest-rate and index swaps.

     Future Developments. The Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund would provide appropriate disclosure in its Prospectus or this SAI.

     Loans of Portfolio Securities
     -----------------------------

     The Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government obligations or other high-quality debt instruments equal to at least 100% of the current market value of the securities loan (including accrued interest thereon) plus the interest payable to such Fund with respect to the loan is maintained with the Fund. In determining whether to lend a security to a particular broker, dealer or financial institution, Wells Fargo Bank will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer, or financial institution. Any loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Any securities that the Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The Fund will not lend securities having a value that exceeds one third of the current value of its total assets. Loans of securities by the Fund will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Company, its Advisor, or its Distributor.

     Other Investment Companies
     --------------------------

     The Fund may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and (iii) 10% of such Fund's net assets in aggregate. Other investment companies in which the Fund invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

     Pass-Through Obligations
     ------------------------

     The Fund may invest in pass-through obligations that are supported by the full faith and credit of the U.S. Government (such as those issued by the Government National Mortgage Association) or those that are guaranteed by an agency or instrumentality of the U.S. Government or government-sponsored enterprise (such as the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation) or bonds collateralized by any of the foregoing.

     Privately Issued Securities
     ---------------------------

     The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A Securities that are determined by the investment advisor to be "illiquid" are subject to each Fund's policy of not investing more than 15% of its net assets in illiquid securities.

     The Company's investment advisor, pursuant to guidelines established by the Board of Directors of the Company will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by the Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security;
(2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer). The Fund does not intend to invest more than 15% of its net assets in privately issued securities or Rule 144A Securities that may be considered illiquid during the coming year.

     Money Market Instruments
     ------------------------

     The Fund may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("FDIC"); (iii) commercial paper rated at the date of purchase "Prime1" by Moody's or "A1" or "A1--" by S&P, or, if unrated, of comparable quality as determined by Wells Fargo Bank, as investment advisor; (iv) repurchase agreements; and (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of no more than one year that are rated at least "Aa" by Moody's or "AA" by S&P. The Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; (iii) have branches or agencies in the United States; and (iv) in the opinion of Wells Fargo Bank, as investment advisor, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.

     Letters of Credit. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments.

     Repurchase Agreements. The Fund may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     The Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of the Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. The Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Directors and that are not affiliated with the investment advisor. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

     Unrated Investments
     -------------------

     The Fund may purchase instruments that are not rated if, in the opinion of Wells Fargo Bank, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Fund. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix.

     U.S. Government Obligations
     ---------------------------

     The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and Government National Mortgage Association ("GNMA") certificates) or
(ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association ("FNMA") notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease.

     Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants
     --------

     The Fund may invest in warrants (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The price of warrants do not necessarily correlate with the prices of the underlying securities.

                                  RISK FACTORS

     Investments in the Fund are not bank deposits or obligations of Wells Fargo Bank, are not insured by the FDIC and are not insured against loss of principal. When the value of the securities that the Fund owns declines, so does the value of your Fund shares. You should be prepared to accept some risk with the money you invest in the Fund.

     The portfolio equity securities of the Fund are subject to equity market risk. Equity market risk is the risk that stock prices will fluctuate or decline over short or even extended periods. Throughout most of 1997, the stock market, as measured by the S&P 500 Index and other commonly used indices, has been trading at or close to record levels. There can be no guarantee that these performance levels will continue. The portfolio debt instruments of the Fund are subject to credit and interest-rate risk. Credit risk is the risk that issuers of the debt instruments in which the Fund invests may default on the payment of principal and/or interest. Interest-rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which the Fund invests and hence the value of your investment in the Fund.

     There may be some additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks and may be subject to more abrupt price movements than securities of larger companies.

     The Fund may invest in the securities of issuers in any foreign country, including American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs") and similar securities, in order to replicate the S&P 500 Index. Such securities involve special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political, social and monetary or diplomatic developments that could affect U.S. investments in foreign countries. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The Fund's performance may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

     Illiquid securities, which may include certain restricted securities, may be difficult to sell promptly at an acceptable price. Certain restricted securities may be subject to legal restrictions on resale. Delay or difficulty in selling securities may result in a loss or be costly to the Fund.

     The advisor may use certain derivative investments or techniques, such as buying and selling options and futures contracts and entering into currency exchange contracts or swap agreements, to adjust the risk and return characteristics of the Fund's portfolio. Derivatives are financial instruments whose value is derived, at least in part, from the price of another security or a specified asset, index or rate. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms. If the Fund's advisor judges market conditions incorrectly, the use of certain derivatives could result in a loss, regardless of the advisor's intent in using the derivatives.

     There is, of course, no assurance that the Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Fund." The principal occupations during the past five years of the Directors and principal executive Officer of the Company are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by an asterisk.

                                                                      Principal Occupations
Name, Age and Address                    Position                      During Past 5 Years
---------------------                    --------                     ---------------------
Jack S. Euphrat, 75                      Director             Private Investor.
415 Walsh Road
Atherton, CA 94027.

*R. Greg Feltus, 46                      Director,            Executive Vice President of Stephens Inc.;
                                         Chairman and         President of Stephens Insurance Services Inc.;
                                         President            Senior Vice President of Stephens Sports
                                                              Management Inc.; and President of Investor
                                                              Brokerage Insurance Inc.

Thomas S. Goho, 55                       Director             Associate Professor of Finance of the School
321 Beechcliff Court                                          of Business and Accounting at Wake Forest
Winston-Salem, NC  27104                                      University since 1982.



Peter G. Gordon, 54                      Director             Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                      Water Company and President of Crystal Geyser
55 Francisco Street                                           Roxane Water Company since 1977.
San Francisco, CA  94133



Joseph N. Hankin, 57                     Director             President of Westchester Community College
75 Grasslands Road                                            since 1971; Adjunct Professor of Columbia
Valhalla, N.Y. 10595                                          University Teachers College since 1976.



*W. Rodney Hughes, 71                    Director             Private Investor.
31 Dellwood Court
San Rafael, CA 94901

*J. Tucker Morse, 53                     Director             Private Investor; Chairman of Home Account
4 Beaufain Street                                             Network, Inc. Real Estate Developer; Chairman
Charleston, SC 29401                                          of Renaissance Properties Ltd.; President of
                                                              Morse Investment Corporation; and Co-Managing
                                                              Partner of Main Street Ventures.



Richard H. Blank, Jr., 41                Chief Operating      Vice President of Stephens Inc.; Director of
                                         Officer,             Stephens Sports Management Inc.; and Director
                                         Secretary and        of Capo Inc.
                                         Treasurer

                               Compensation Table
                         Year Ended September 30, 1998
                         -----------------------------

                                                                                Total Compensation
                                    Aggregate Compensation                     from Registrant and
    Name and Position                   from Registrant                       Wells Fargo Fund Complex
    -----------------               ----------------------                    ------------------------

    Jack S. Euphrat                       $25,750                                     $34,500
       Director

    R. Greg Feltus                        $     0                                     $     0
       Director

    Thomas S. Goho                        $25,750                                     $34,500
       Director

    Peter G. Gordon                       $24,250                                     $30,500
       Director

    Joseph N. Hankin                      $25,750                                     $34,500
       Director

    W. Rodney Hughes                      $25,250                                     $33,000
       Director

    Robert M. Joses                       $ 1,500                                     $ 4,000
       Director

    J. Tucker Morse                       $25,250                                     $33,000
       Director

     As of January 1, 1998, Peter G. Gordon replaced Robert M. Joses on the Board of Directors of the Wells Fargo Fund Complex.

     Directors of the Company are compensated annually by the Company and by all the registrants in each fund complex they serve as indicated above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Company, Stagecoach Trust and Life & Annuity Trust are considered to be members of the same fund complexes as such term is defined in Form N-1A under the 1940 Act (the "Wells Fargo Fund Complex"). Overland Express Funds, Inc. and Master Investment Trust, two investment companies previously advised by Wells Fargo Bank, were part of the Wells Fargo Fund Complexes prior to December 12, 1997. These companies are no longer part of the Wells Fargo Fund Complex. MasterWorks Funds Inc., Master Investment Portfolio, and Managed Series Investment Trust together form a separate fund complex (the "BGFA Fund Complex"). Each of the Directors and Officers of the Company serves in the identical capacity as directors and officers or as trustees and/or officers of each registered open-end management investment company in both the Wells Fargo and BGFA Fund Complexes, except for Joseph N. Hankin and Peter G. Gordon, who only serve the aforementioned members of the Wells Fargo Fund Complex. The Directors are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts. Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or any other member of each fund complex.

     As of the date of this SAI, Directors and Officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.

     INVESTMENT ADVISOR.  Wells Fargo Bank provides investment advisory
     ------------------
services to the Fund. As investment advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Fund. Wells Fargo Bank furnishes to the Company's Board of Directors periodic reports on the investment strategy and performance of the Fund. Wells Fargo Bank provides the Fund with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     As compensation for its advisory services, Wells Fargo Bank is entitled to receive a monthly fee at the annual rate of 0.25% of the Fund's average daily net assets.

     Prior to April 29, 1996, the Fund invested directly in a portfolio of securities and Wells Fargo Bank provided investment advisory services directly to the Fund. On April 29, 1996 the Fund was converted to a "master/feeder structure" and began to invest all of its assets in a corresponding Master Portfolio, which had an identical investment objective, of Master Investment Trust, another open-end management investment company. The Master Portfolio was advised by Wells Fargo Bank and Wells Fargo Bank was entitled to receive a monthly fee equal to an annual rate of 0.50% of the first $250 million of the Fund's average daily net assets, 0.40% of the next $250 million, and 0.30% of the average daily net assets in excess of $500 million. The Fund operated as part of the master/feeder structure from April 29, 1996 to December 12, 1997, at which time the master/feeder structure was dissolved.

     For the period indicated below, the Fund paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                            Six-Month
                          Period Ended                               Year-Ended
                             9/30/98                                  3/31/98
                         -------------                               ----------
                 Fees Paid          Fees Waived            Fees Paid            Fees Waived
                 ----------         -----------            ---------            -----------
                 $713,641             $157,723             $1,638,127             $288,393

     For the periods indicated below, the Fund paid to Wells Fargo Bank the advisory fees indicated. No advisory fees were waived during these periods. For the period between April 29, 1996 and December 15, 1997, these amounts represent advisory fees paid by the Master Portfolio on behalf of the Fund.

           Six-Month                   Nine-Month
          Period Ended                Period Ended      Year Ended
            3/31/97                     9/30/96          12/31/95
         ------------                  ----------       ----------
           $933,498                    $1,249,048       $1,398,439

     General.  The Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Company's Board of Directors and (ii) by a majority of the Directors of the Company who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     INVESTMENT SUB-ADVISOR.  Wells Fargo Bank has engaged BGFA to serve as
     ----------------------
Investment Sub-Advisor to the Fund. Subject to the direction of the Company's Board of Directors and the overall supervision and control of Wells Fargo Bank and the Company, BGFA makes recommendations regarding the investment and reinvestment of the Fund's assets. BGFA furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Fund, and also furnishes such additional reports and information as Wells Fargo Bank and the Company's Board of Directors and officers may reasonably request.

     As compensation for its sub-advisory services, BGFA is entitled to receive a monthly fee equal to an annual rate of 0.02% of the first $500 million of the Fund's average daily net assets and 0.01% of net assets over $500 million. This fee may be paid by Wells Fargo Bank or directly by the Fund. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees will be reduced accordingly. The predecessor Master Portfolio was also sub-advised by BGFA, and from October 30, 1997 to December 12, 1997, was entitled to receive the fee described above. Prior to October 30, 1997, BGFA was entitled to receive a monthly fee equal to an annual rate of 0.08% of the Master Portfolio's average daily net assets plus an annual payment of $40,000.

     BGFA was created by the reorganization of Wells Fargo Nikko Investment Advisors ("WFNIA"), a former affiliate of Wells Fargo Bank, with and into an affiliate of Wells Fargo Institutional Trust Company, N.A. Prior to January 1, 1996, WFNIA served as sub-advisor to the Fund and the predecessor portfolio under substantially similar terms to the 0.08%/$40,000 annual payment arrangement described above.

     For the six-month period ended September 30, 1998, the Fund paid to BGFA $39,172 in sub-advisory fees.

     For the year ended March 31, 1998, the Fund paid to BGFA $277,211 in sub-advisory fees.

     For the six-month period ended March 31, 1997, the Master Portfolio paid to BGFA $182,725 in sub-advisory fees. No sub-advisory fees were waived during this period.

     For the periods indicated below, Wells Fargo paid the following sub-advisory fees to WFNIA/BGFA. No sub-advisory fees were waived during this period.

        Six-Month               Nine-Month
       Period Ended            Period Ended         Year Ended
         3/31/97                 9/30/96             12/31/95
       ------------             ---------            ---------
         $182,725               $242,005            $ 269,787

     General.  The Fund's Sub-Advisory Contract will continue in effect for
-------
more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or (ii) by the Company's Board of Directors, including a majority of the Directors of the Company who are not parties to the Sub-Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Sub-Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     ADMINISTRATOR AND CO-ADMINISTRATOR.  The Company has retained Wells Fargo
     ----------------------------------
Bank as Administrator and Stephens Inc. ("Stephens") as Co-Administrator on behalf of the Fund. Under the Administration and Co-Administration Agreements among Wells Fargo Bank, Stephens and the Company, Wells Fargo Bank and Stephens shall provide as administration services, among other things: (i) general supervision of the Fund's operations, including coordination of the services performed by the Fund's investment advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Fund; and
(ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Wells Fargo Bank and Stephens also furnish office space and certain facilities required for conducting the Fund's business together with ordinary clerical and bookkeeping services. Stephens pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens. The Administrator and Co-Administrator are entitled to receive a monthly fee of 0.03% and 0.04%, respectively, of the average daily net assets of the Fund. From February 1, 1997 until February 1, 1998, the Administrator and CoAdministrator were entitled to receive 0.04% and 0.02%, respectively, of the average daily net assets of the Fund for administration services.

     Prior to February 1, 1997 Stephens served as sole Administrator to the Fund. Stephens performed substantially the same services now provided by Stephens and Wells Fargo Bank and was entitled to receive for its services a fee of 0.05% of the Fund's average daily net assets.

     For the periods indicated below, the Fund paid the following dollar amounts to Wells Fargo Bank and Stephens for administration and co-administration fees:

                        Total         Wells Fargo        Stephens
                        -----         -----------        --------
Six-Month              $ 85,637         $ 36,702          $ 48,935
Period Ended
9/30/98

Year-Ended             $306,855         $205,593          $101,262
3/31/98

Six-Month              $ 80,775         $ 16,155          $ 64,620
Period Ended
3/31/97

     For the periods indicated below, the Fund paid the following dollar amounts to Stephens for administration fees :

       Nine-Month
      Period Ended              Year Ended
         9/30/96                 12/31/95
     --------------             -----------
        $ 79,533                 $  92,555

     DISTRIBUTOR.  Stephens (the "Distributor"), located at 111 Center Street,
     -----------
Little Rock, Arkansas 72201, serves as Distributor for the Fund. Stephens does not receive compensation for the distribution of Class O shares.

     SHAREHOLDER SERVICING AGENT.  The Fund has approved a Servicing Plan and
     ---------------------------
related form of Servicing Agreement, and has entered into a Shareholder Servicing Agreement with Wells Fargo Bank on behalf of the Class O shares, and may enter into agreements with other servicing agents. Under the agreement, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Company or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee of up to 0.20%, on an annualized basis, of the average daily net assets of the Class O shares during the period for which payment is being made. The Servicing Agreement was approved by the Company's Board of Directors and provides that the Fund shall not be obligated to make any payments under such Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Directors of the Company, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Funds ("Non-Interested Directors"). Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Directors and Non-Interested Directors. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Directors, including a majority of the Non-Interested Directors.
No material amendment to the Servicing Plan or related Servicing Agreement may be made except by a majority of both the Directors of the Company and the Non-Interested Directors.

     The Servicing Plan requires that the Administrator shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     CUSTODIAN.  Barclays Global Investors, N.A. ("BGI") acts as Custodian for
     ---------
the Fund. The Custodian, among other things, maintains a custody account or accounts in the name of the Fund, receives and delivers all assets for the Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the Fund, and pays all expenses of the Fund. For its services as Custodian, BGI is not entitled to receive a fee so long as its subsidiary, BGFA, receives fees for sub-advisory services.

     FUND ACCOUNTANT.  Wells Fargo Bank acts as Fund Accountant for the Fund.
     ---------------
The Fund Accountant, among other things, computes net asset values on a daily basis and performance calculations on a regular basis and as requested by the Funds. For providing such services, Wells Fargo Bank is entitled to receive a monthly base fee of $2,000, plus a fee equal to an annual rate of 0.070% of the first $50,000,000 of the Fund's average daily net assets, 0.045% of the next $50,000,000, and 0.020% of the average daily net assets in excess of $100,000,000.

     For the six-month period ended September 30, 1998, the Fund paid $87,126 in fund accounting fees.

     For the year-ended March 31, 1998, the Fund paid $49,394 in fund accounting fees.

     For the six-month period ended March 31, 1997 and the nine-month period ended September 30, 1996, the Fund did not pay any fund accounting fees.

     TRANSFER AND DIVIDEND DISBURSING AGENT.  Wells Fargo Bank acts as Transfer
     --------------------------------------
and Dividend Disbursing Agent for the Fund. For providing such services, Wells Fargo Bank is entitled to receive monthly payments at the annual rate of 0.14% of the Fund's average daily net assets attributable to the Class O shares.

     UNDERWRITING COMMISSIONS.  The Fund does not pay underwriting commissions
     ------------------------
in connection with the sales/redemptions of the Class O shares. For the Class A and Class B shares for the six-month period ended September 30, 1998, the aggregate dollar amount of underwriting commissions paid to Stephens on sales/redemptions of those shares was $182,019. For the year ended March 31, 1998, the aggregate dollar amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's shares was $7,671,295. Stephens retained $939,892 of such commissions. Wells Fargo Securities Inc. ("WFSI"), an affiliated broker-dealer of the Company, retained $5,348,626.

     For the six-month period ended March 31, 1997, the aggregate amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's Class A shares was $2,296,243. Stephens retained $241,806 of such commissions. WFSI and its registered representatives retained $1,719,000 and $335,437, respectively, of such commissions.

     For the nine-month period ended September 30, 1996, the aggregate amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's Class A shares was $2,917,738. Stephens retained $198,664 of such commissions. WFSI and its registered representatives received $2,583,027 and $136,047, respectively, of such commissions.

     For the year ended December 31, 1995, the aggregate amount of underwriting commissions paid to Stephens on sales/redemptions of the Company's Class A shares was $1,251,311. Stephens retained $162,660 of such commissions. WFSI and its registered representatives received $399,809 of such commissions.

                           PERFORMANCE CALCULATIONS

     The Fund may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in the Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for the Fund or Class of shares in the Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of the Fund and the performance of a Class of shares in the Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Fund.

     Performance shown or advertised for the Class A shares of the Stagecoach Equity Index Fund reflects performance of the Stagecoach Corporate Stock Fund, a predecessor portfolio with the same investment objective and policies as the Stagecoach Equity Index Fund. Prior to January 1, 1992, performance shown or advertised for the Class A shares of the Stagecoach Equity Index Fund reflects performance of the Corporate Stock Fund of the Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio of the Stagecoach Corporate Stock Fund.

     Performance shown or advertised for the Class B shares has been calculated based on performance information for the Class A shares, as described above, adjusted to reflect Class B share expenses and sales charges.

     AVERAGE ANNUAL TOTAL RETURN:  The Fund may advertise certain total return
     ----------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") will be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment in shares of the Fund ("P") over a period of years ("n") according to the following formula: P(1+T)n = ERV.

 Average Annual Total Return for the Applicable Period Ended September 30, 1998
 ------------------------------------------------------------------------------

                                 Ten Year                     Five Year                 Three Year             One Year
                              ---------------              ---------------           ---------------       --------------

Class O/1/                        16.24%                        18.91%                    21.64%                8.46%

/1/ The performance of the Class O shares, which commenced operations 2/1/99, has been calculated based on performance information for the Class A shares adjusted to reflect Class O share expenses and sales charges.

     CUMULATIVE TOTAL RETURN:  In addition to the above performance
     ------------------------
information, the Funds may advertise the cumulative total return for onemonth, threemonth, sixmonth and yeartodate periods. The cumulative total return for such periods is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

   Cumulative Total Return for the Applicable Period Ended September 30, 1998
   --------------------------------------------------------------------------

                         Ten Year                 Five Year                 Three Year
                            No                        No                        No
                          Sales                     Sales                      Sales
                          Charge                    Charge                    Charge
                        --------                  --------                 ---------

Class                    350.37%                 137.73%                 79.97%
 O/1/

//1 The performance of the Class O shares, which commenced operations 2/1/99, has been calculated based on performance information for the Class A shares adjusted to reflect Class O share expenses and sales charges.

     From time to time and only to the extent the comparison is appropriate for the Fund or the Class O shares, the Company may quote the performance or price-earning ratio of the Fund or Class in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National

Association of Real Estate Investment Trusts), Gold Investment Averages (provided by the World Gold Council), Bank Averages (which is calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of the Fund or Class, as appropriate, also may be compared to those of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The performance of the Fund will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains, distributions and dividends paid, at the end of the period. The Fund's comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare the past performance of the Fund with that of its competitors. Of course, past performance cannot be a guarantee of future results. The Company also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     In addition, the Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Company also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in the Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of the Fund or a Class of shares, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

     The Company also may discuss in advertising and other types of literature that the Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Company may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     From time to time, the Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Stagecoach Funds, provides various services to its customers that are also shareholders of the Fund. These services may include access to Stagecoach Funds' account information through Automated Teller Machines ("ATMs"), the placement of purchase and redemption requests for shares of the Fund through ATMs and the availability of combined Wells Fargo Bank and Stagecoach Funds account statements."

     The Company also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management (formerly "Wells Fargo Investment Management"), a division of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Company may also disclose in advertising and other types of sales literature the assets and categories of assets under management by its investment advisor or sub-advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of August 1, 1998, Wells Fargo Bank and its affiliates provided investment advisory services for approximately $63 billion of assets of individuals, trusts, estates and institutions and $32 billion of mutual fund assets.

     The Company also may disclose in sales literature the distribution rate on the shares of a Fund. Distribution rate, which may be annualized, is the amount determined by dividing the dollar amount per share of the most recent dividend by the most recent NAV or maximum offering price per share as of a date specified in the sales literature. Distribution rate will be accompanied by the standard 30-day yield as required by the SEC.

     The Company may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Company may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each class of the Fund is determined as of the close of regular trading (currently 1:00 p.m., Pacific time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Fund's shares.

     Securities of the Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other securities, including U.S. Government securities but excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. The assets of the Fund, other than money market instruments or debt securities maturing in 60 days or less, are valued at latest quoted bid prices. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Company's Board of Directors. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of the Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Company's Board of Directors and in accordance with procedures adopted by the Directors.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Fund may be purchased on any day the Fund is open for business. The Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Payment for shares may, in the discretion of the advisor, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Company may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act. In addition, the Company may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectus.

                            PORTFOLIO TRANSACTIONS

     The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or Wells Fargo Securities Inc. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. The Fund will not deal with Stephens, Wells Fargo Bank or their affiliates in any transaction in which any of them acts as principal without an exemptive order from the SEC.

     In placing orders for portfolio securities of the Fund, Wells Fargo Bank is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that Wells Fargo Bank will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Directors.

     Wells Fargo Bank, as Investment Advisor to the Fund, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory

Contract, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for the Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Fund.

     For the fiscal year ended March 31, 1998, the Company paid $6,871,000 in commissions to various broker/dealers in connection with such allocated transactions.

     Brokerage Commissions.  The Fund does not pay brokerage commissions
     ---------------------
related to the sales/redemptions of the Class O shares.

     Securities of Regular Broker/Dealers.  As of September 30, 1998, the Fund
     ------------------------------------
held the following securities of its "regular brokers or dealers" or any of their parents, as defined in the 1940 Act:

Merrill Lynch, Pierce Fenner & Smith      $4,593,291
Morgan Stanley/Dean Witter                $7,080,982
Charles E. Schwab & Co.                   $2,935,288
J.P. Morgan Securities, Inc.              $4,220,333

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

                                 FUND EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on the Fund's performance.

     Except for the expenses borne by Wells Fargo Bank and Stephens, the Company bears all costs of its operations, including the compensation of its Directors who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to the Plan; interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to the Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of the Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of Fund shares; pricing services, and any extraordinary expenses. Expenses attributable to the Fund are charged against the Fund's assets. General expenses of the Company are allocated among all of the funds of the Company, including the Fund, in a manner proportionate to the net assets of the Fund, on a transactional basis, or on such other basis as the Company's Board of Directors deems equitable.

                             FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectuses of each Fund describe generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning Federal income taxes.

     General.  The Company intends to qualify each Fund as a regulated
     -------
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for Federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied to each Fund, rather than to the Company as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that each Fund (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited with respect to any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds also must distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (which, for this purpose, includes net short-term capital gains) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     In addition, a regulated investment company must, in general, derive less than 30% of its gross income from the sale or other disposition of securities or options thereon held for less than three months. However, this restriction has been repealed with respect to a regulated investment company's taxable years beginning after August 5, 1997.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by a Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, such Fund will subtract the premium received from its cost basis in the securities purchased.

     The amount of any gain or loss realized by a Fund on closing out a regulated futures contract will generally result in a realized capital gain or loss for Federal income tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for Federal income tax purposes pursuant to Section 1256 of the Code. In this regard, they will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales, and sixty percent (60%) of any net realized gain or loss from any actual sales, will generally be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the "60%/40%" rule.

     Under Section 988 of the Code, a Fund generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Funds will attempt to monitor Section 988 transactions, where applicable, to avoid adverse Federal income tax impact.

     Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     If a Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to Federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If a Fund invests in a PFIC, the Fund intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Fund will not be subject to Federal income tax or the interest charge with respect to its interest in the PFIC.

     Income and dividends received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     Capital Gain Distributions.  Distributions which are designated by a Fund
     --------------------------
as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares.  A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding.  The Company may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, if the shareholder fails to certify that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Company that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Company could subject the investor to penalties imposed by the IRS.

     Corporate Shareholders.  Corporate shareholders of the Funds may be
     ----------------------
eligible for the dividends-received deduction on dividends distributed out of a Fund's net investment income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In order to qualify for the dividends-received deduction, a corporate shareholder must generally hold the shares upon which the dividend is made for at least 46 days prior to and following the time the corporate shareholder becomes entitled to receive the dividend.

     Foreign Shareholders.  Under the Code, distributions of net investment
     --------------------
income by the Funds to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. fiduciaries have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Distributions of net long-term capital gains are generally not subject to tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1998, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Tax-Deferred Plans.  The shares of the Funds are available for a variety
     ------------------
of tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

     Other Matters.  Investors should be aware that the investments to be made
     -------------
by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the

Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax advisor regarding specific questions as to Federal, state, local or foreign taxes.

                                 CAPITAL STOCK

     The Fund is one of the funds in the Stagecoach Family of Funds. The Company was organized as a Maryland corporation on September 9, 1991, and currently offers shares of over thirty funds.

     Most of the Company's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Company's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in the Fund represents an equal, proportionate interest in the Fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule
12b1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters affecting one Class but not another, shareholders vote as a Class. Subject to the foregoing, all shares of the Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in the Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Class of shares of the Fund, means the vote of the lesser of (i) 67% of the shares of such class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.

     The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect Directors under the 1940 Act.

     Each share of a class represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

     Set forth below, as of November 30, 1998, is the name, address and share ownership of each person known by the Company to have beneficial or record ownership of 5% or more of the voting securities of the Fund as a whole.

                      5% OWNERSHIP AS OF NOVEMBER 30, 1998
                      ------------------------------------

            NAME AND                  CLASS; TYPE         PERCENTAGE        PERCENTAGE
            Address                   OF OWNERSHIP         of Class          of Fund
--------------------------------   ------------------   ---------------   --------------
  Stephens Inc.                    Class O                      100.00%        N/A
  111 Center Street                Record Holder
  Little Rock, AR
  72201

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of the Fund, or is identified as the holder of record of more than 25% of the Fund and has voting and/or investment powers, it may be presumed to control the Fund.

                                     OTHER

     The Company's Registration Statements, including the Prospectus and SAI for the Fund and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in a Prospectus or the SAI as to the contents of any contract or other document referred to herein or in a Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Forester LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                             INDEPENDENT AUDITORS

     KPMG Peat Marwick LLP serves as the independent auditors for the Company. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG Peat Marwick LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             FINANCIAL INFORMATION

     The portfolio of investments, audited financial statements and independent auditors' report for the Fund as of and for the year ended March 31, 1998 are hereby incorporated by reference to the Company's Annual Report as filed with the SEC on June 9, 1998.

     Annual and Semi-Annual Reports may be obtained by calling 1-800-222-8222.

                                   APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate bonds and commercial paper.

Corporate Bonds
---------------

     Moody's:  The four highest ratings for corporate bonds are "Aaa," "Aa,"
     -------
"A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P:  The four highest ratings for corporate bonds are "AAA," "AA," "A" and
     ---
"BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Corporate Commercial Paper
--------------------------

     Moody's:  The highest rating for corporate commercial paper is "P-1"
     -------
(Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

   S&P:  The "A-1" rating for corporate commercial paper indicates that the
   ---
"degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

                             STAGECOACH FUNDS, INC.
                    SEC REGISTRATION NOS. 33-42927; 811-6419

                                     PART C

                               OTHER INFORMATION


Item 24.  Financial Statements and Exhibits
          ---------------------------------

    (a)  Financial Statements:
         --------------------

       With respect to the Corporate Bond Fund, Short-Intermediate U.S. Government Income Fund, Strategic Income Fund, U.S. Government Income Fund, Variable Rate Government Fund, Arizona Tax-Free Fund, California Tax-Free Bond Fund, California Tax-Free Income Fund, National Tax-Free Fund and Oregon Tax-Free Fund. The portfolio of investments, audited financial statements and independent auditors' report for the year ended June 30, 1998, are incorporated in the respective statements of additional information for such Funds by reference to the Company's Annual Reports, as filed with the SEC on September 9, 1998.

       With respect to the Asset Allocation Fund, Balanced Fund, California Tax-Free Money Market Fund, Diversified Equity Income Fund, Equity Index Fund, Equity Value Fund, Government Money Market Fund, Growth Fund, Index Allocation Fund, International Equity Fund, Money Market Mutual Fund, National Tax-Free Money Market Fund, Prime Money Market Fund, Small Cap Fund, Treasury Plus Money Market Fund and U.S. Government Allocation Fund, the portfolio of investments, audited financial statements and independent auditors' report for the year ended March 31, 1998, are incorporated in the respective statements of additional information for such Funds by reference to the Company's Annual Reports, as filed with the SEC on June 9, 1998.

       With respect to the California Tax-Free Money Market Trust, Money Market Trust, National Tax-Free Money Market Trust, Overland Express Sweep Fund, Prime Money Market Fund - Service Class, Treasury Plus Money Market Fund
       - Class E and Treasury Plus Money Market Fund - Service Class, the portfolio of investments, audited financial statements and independent auditors' report for the year ended March 31, 1998, are incorporated in the respective statements of additional information for such Fund by reference to the Company's Annual Reports, as filed with the SEC on June 10, 1998.

       With respect to the Index Allocation, Overland Express Sweep, Short-Term Government-Corporate Income, Short-Term Municipal Income, and Strategic Growth Funds, the portfolio of investments, audited financial statements and independent auditors' report for the year ended December 31, 1997, are incorporated in the respective statements of additional information for such Funds by reference to the Company's Annual Reports, as filed with the SEC on March 3, 1998.

    (b)  Exhibits:
         --------

   Exhibit
   Number                        Description
   ------                        -----------

    1(a)         - Amended and Restated Articles of Incorporation dated November
                   22, 1995, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    1(b)         - Articles Supplementary, incorporated by reference to Post-
                   Effective Amendment No. 43 to the Registration Statement filed March 30, 1998.

    2            - By-Laws, incorporated by reference to Post-Effective
                   Amendment No. 31 to the Registration Statement, filed May 15, 1997.

    3            - Not Applicable

    4            - Not Applicable

    5(a)(i)      - Form of Advisory Contract with Wells Fargo Bank,
                   N.A. on behalf of the Arizona Tax-Free, Asset Allocation, Balanced, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market, California Tax-Free Money Market Trust, Corporate Bond, Diversified Equity Income, Equity Index, Equity Value, Government Money Market, Growth, Index Allocation, International Equity, Money Market, Money Market Trust, National Tax-Free, National Tax-Free Money Market, National Tax-Free Money Market Trust, 100% Treasury Money Market, Oregon Tax-Free, Overland Express Sweep, Prime Money Market, Short-Intermediate U.S. Government Income, Short-Term Government-Corporate Income, Short-Term Municipal Income, Small Cap, Strategic Growth, Strategic Income, Treasury Plus Money Market, U.S. Government Allocation, U.S. Government Income, and Variable Rate Government Funds, filed herewith.

    5(a)(ii)     - Sub-Advisory Contract with Wells Capital Management on behalf of various Funds, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    5(a)(iii)    - Sub-Advisory Contract with Barclays Global Fund
                   Advisors on behalf of the Asset Allocation, Equity Index, Index Allocation, and U.S. Government Allocation Funds, incorporated by reference to Post-Effective Amendment No. 48, filed July 31, 1998.

    6(a)         - Amended Distribution Agreement with Stephens Inc.,
                   filed herewith.

    6(b)         - Selling Agreement with Wells Fargo Bank, N.A. on
                   behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    7            - Not Applicable

    8(a)         - Custody Agreement with Wells Fargo Institutional Trust
                   Company, N.A. on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(a)(i)      - Addendum No. 1 to the Custody Agreement with Wells Fargo
                   Institutional Trust Company, N.A. on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    8(b)         - Custody Agreement with Wells Fargo Institutional Trust
                   Company, N.A. on behalf of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(b)(i)      - Addendum No. 1 to the Custody Agreement with Wells Fargo
                   Institutional Trust Company, N.A. on behalf of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    8(c)         - Custody Agreement with Wells Fargo Institutional Trust
                   Company, N.A. on behalf of the Equity Index, (formerly, Corporate Stock) Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(c)(i)      - Addendum No. 1 to the Custody Agreement with Wells Fargo
                   Institutional Trust Company, N.A. on behalf of the Equity Index (formerly, Corporate Stock) Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    8(d)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(d)(i)      - Amendment No. 2 to the Custody Agreement with Wells Fargo
                   Institutional Trust Company, N.A. on behalf of the California Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    8(e)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(e)(i)      - Amendment No. 2 to the Custody Agreement with Wells Fargo
                   Bank, N.A. on behalf of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    8(f)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Growth (formerly, Growth and Income) Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(f)(i)      - Amendment No. 2 to the Custody Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Growth (formerly, Growth and Income) Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    8(g)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the U.S. Government Income (formerly, Ginnie Mae) Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(g)(i)      - Amendment No. 2 to the Custody Agreement with Wells Fargo
                   Bank, N.A. on behalf of the U.S. Government Income (formerly, Ginnie Mae) Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    8(h)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Money Market Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed May 1, 1992.

    8(h)(i)      - Amendment No. 1 to the Custody Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Money Market Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    8(h)(ii)     - Amendment No. 2 to the Custody Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Money Market Mutual Fund (formerly, the Money Market Fund), incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    8(i)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    8(j)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Diversified Equity (formerly, Diversified Income) Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    8(k)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Short-Intermediate U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed February 10, 1994.

    8(k)(i)      - Amendment No. 1 to the Custody Agreement with Wells Fargo
                   Bank, N.A. on behalf of the Short-Intermediate U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    8(l)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the National Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement, filed April 29, 1996.

    8(m)         - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed February 28, 1996.

    8(n)         - Custody Agreement with Wells Fargo Bank on behalf of the
                   Arizona Tax-Free, Balanced, Equity Value, Government Money Market Mutual, Index Allocation, Intermediate Bond, Money Market Trust, National Tax-Free, Oregon Tax-Free, Overland Express Sweep, Prime Money Market Mutual, Short-Term Government-Corporate Income, Short-Term Municipal Income, Treasury Money Market Mutual and Variable Rate Government Funds, filed September 25, 1997.

    8(o)         - Form of Custody Agreement with Wells Fargo Bank, N.A. on behalf of the 100% Treasury Money Market Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    9(a)(i)      - Administration Agreement with Wells Fargo Bank, N.A. on
                   behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    9(a)(ii) Co-Administration Agreement with Wells Fargo Bank, N.A. and Stephens Inc. on behalf of the Funds, filed herewith.

    9(b) Agency Agreement with Wells Fargo Bank, N.A. on behalf of the Funds, filed herewith.

    9(c) Form of Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Funds, filed herewith.

    9(d) Servicing Plan as consolidated to include all classes of the Funds, filed herewith.

    10             Opinion and Consent of Counsel, filed herewith.

    11             Not Applicable

    12             Not Applicable

    13 Investment letter, incorporated by reference to Item 24(b) of Pre-Effective Amendment No. 1 to the Registration Statement, filed November 29, 1991.

    14             Not Applicable

    15(a)        - Distribution Plan on behalf of various classes and Funds, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    15(b)        - Distribution Plan on behalf of the Asset Allocation Fund,
                   California Tax-Free Bond Fund, California Tax-Free Income Fund, California Tax-Free Money Market Mutual Fund, Diversified Equity Income Fund, Growth Fund, Money Market Mutual Fund, Short-Intermediate U.S. Government Income Fund, U.S. Government Allocation Fund and U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    15(c)        - Distribution Plan on behalf of the California Tax-Free Money
                   Market Trust and National Tax-Free Money Market Trust, incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement, filed July 31, 1998.

    16        - Schedules for Computation of Performance Data, incorporated by reference to Post-Effective Amendment No. 15, filed May 1, 1995.

    17        - See Exhibit 27.

    18        - Rule 18f3 Multi-Class Plan, as amended, filed herewith.

    19        - Powers of Attorney for R. Greg Feltus, Jack S. Euphrat, Thomas
                S. Goho, Joseph N. Hankin, W. Rodney Hughes, Robert M. Joses and
                J. Tucker Morse, incorporated by reference to Post-Effective Amendment No. 32, filed May 30, 1997; Power of Attorney for Peter G. Gordon, incorporated by reference to Post-Effective Amendment No. 41, filed January 30, 1998.

    27        - Financial Data Schedules for the Overland predecessor portfolios for the period ended December 31, 1996, incorporated by reference to the Form N-SAR filed February 9, 1997; Financial Data Schedules for the fiscal period ended March 31, 1997, incorporated by reference to the Form NSAR, filed May 29, 1997.

Item 25.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

        As of November 30, 1998 the Registrant did not directly or indirectly control, and were not under common control with, any other person or entity.

Item 26.  Number of Holders of Securities
          -------------------------------

        As of June 30, 1998, the number of record holders of each class of Securities of the Registrant was as follows:

                  Title of Class                                      Number of Record Holders
                  --------------                                      ------------------------
                                                                                                  Institutional
                                                      Class A/1/      Class B        Class C          Class
                                                     ------------   ------------   ------------   -------------
Arizona Tax-Free Fund                                         176             35       N/A                    6
Asset Allocation Fund                                      12,857         13,245        54                  N/A
Balanced Fund                                               1,595            645       N/A                  191
California Tax-Free Bond Fund                              10,403          1,866       108                   48
California Tax-Free Income Fund                             2,836            N/A       N/A                    7
California Tax-Free Money Market Fund                       7,501            N/A       N/A                  N/A
California Tax-Free Money Market Trust                          8            N/A       N/A                  N/A
Corporate Bond Fund                                            61             74        13                  N/A
Diversified Equity Income Fund                             12,022          3,917       N/A                  N/A
Equity Index Fund                                           2,523            930       N/A                  N/A
Equity Value Fund                                           2,598          6,217        34                  174

Government Money Market Fund                                  127            N/A            N/A             N/A
Growth Fund                                                12,897          3,959            N/A              37
Index Allocation Fund                                       1,431            298          1,200             N/A
International Equity Fund                                   1,143          2,855             18             N/A
Intermediate Bond Fund                                        153            294            N/A               9
Money Market Fund                                           5,485           2/2/            N/A             N/A
Money Market Trust                                              5            N/A            N/A             N/A
National Tax-Free Fund                                        881             45            139               6
National Tax-Free Money Market Fund                            47            N/A            N/A              13
National Tax-Free Money Market Trust                            2            N/A            N/A             N/A
Oregon Tax-Free Fund                                          603            112            N/A              10
Overland Express Sweep Fund                                     4            N/A            N/A             N/A
Prime Money Market Fund                                       327         659/3/         327/5/             104
Short-Intermediate U.S. Government Income Fund                829            313            N/A              77
Short-Term Government-Corporate Income Fund                    18            N/A            N/A             N/A
Short-Term Municipal Income Fund                               13            N/A            N/A             N/A
Small Cap Fund                                                855          2,147            131              15
Strategic Growth Fund                                      13,248          3,097          1,369             N/A
Treasury Plus Money Market Fund                               200         156/3/           2/4/             221
U.S. Government Allocation Fund                             1,229            538            N/A             N/A
U.S. Government Income Fund                                10,240            901             88             104
Variable Rate Government Fund                                 665            N/A             57             N/A

/1/ For purposes of this chart, shares of single class Funds are included under the designation "Class A".
/2/ Designates the number of Class S recordholders.
/3/ Designates the number of Service Class recordholders.
/4/ Designates the number of Class E recordholders.
/5/ Designates the number of Administrative Class recordholders.

Item 27.  Indemnification
          ---------------

     The following paragraphs of Article VIII of the Registrant's Articles of Incorporation provide:

        (h) The Corporation shall indemnify (1) its Directors and Officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's ByLaws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such ByLaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of Incorporation of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any Director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the 1940 Act.

            (i) To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no Director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any Director or officer of the Corporation against any liability to which such Director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a Director or officer that exists at the time of such amendment, modification or repeal.

Item 28.  Business and Other Connections of Investment Advisor.
          ----------------------------------------------------

        Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, currently serves as investment advisor to several of the Registrant's investment portfolios and to certain other registered openend management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

        To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo Bank also serve as directors of Wells Fargo & Company.


Name and Position             Principal Business(es) and Address(es)
at Wells Fargo Bank           During at Least the Last Two Fiscal Years
-------------------           -----------------------------------------
H. Jesse Arnelle              Senior Partner of Arnelle, Hastie, McGee,
Director                      Willis & Greene
                              455 Market Street
                              San Francisco, CA  94105

                              Director of Armstrong World Industries, Inc.
                              5037 Patata Street
                              South Gate, CA  90280

                              Director of Eastman Chemical Corporation
                              12805 Busch Place
                              Santa Fe Springs, CA  90670

                              Director of FPL Group, Inc.
                              700 Universe Blvd.
                              P.O. Box 14000
                              North Palm Beach, FL  33408

Michael R. Bowlin             Chairman of the Board of Directors, Chief
Director                      Executive Officer, Chief Operating Officer
                              and President of
                              Atlantic Richfield Co. (ARCO)
                              Highway 150
                              Santa Paula, CA  93060

Edward Carson                 Chairman of the Board and Chief Executive of
Director                      Officer First Interstate Bancorp
                              633 West Fifth Street
                              Los Angeles, CA  90071

                              Director of Aztar Corporation
                              2390 East Camelback Road  Suite 400
                              Phoenix, AZ  85016

                              Director of Castle & Cook, Inc.
                              10900 Wilshire Blvd.
                              Los Angeles, CA  90024

                              Director of Terra Industries, Inc.
                              1321 Mount Pisgah Road
                              Walnut Creek, CA  94596

William S. Davilla            President (Emeritus) and a Director of
Director                      The Vons Companies, Inc.
                              618 Michillinda Ave.
                              Arcadia, CA  91007

                              Director of Pacific Gas & Electric Company
                              788 Taylorville Road
                              Grass Valley, CA  95949

Rayburn S. Dezember           Director of CalMat Co.
Director                      3200 San Fernando Road
                              Los Angeles, CA  90065

                              Director of Tejon Ranch Company
                              P.O. Box 1000
                              Lebec, CA  93243

                              Director of The Bakersfield Californian
                              1707 I Street
                              P.O. Box 440
                              Bakersfield, CA  93302

                              Trustee of Whittier College
                              13406 East Philadelphia Ave.
                              P.O. Box 634
                              Whittier, CA  90608

Paul Hazen                    Chairman of the Board of Directors of
Chairman of the Board of      Wells Fargo & Company
Directors                     420 Montgomery Street
                              San Francisco, CA  94105

                              Director of Phelps Dodge Corporation
                              2600 North Central Ave.
                              Phoenix, AZ  85004

                              Director of Safeway, Inc.
                              4th and Jackson Streets
                              Oakland, CA  94660

Robert K. Jaedicke            Professor (Emeritus) of Accounting
Director                      Graduate School of Business at Stanford University
                              MBA Admissions Office
                              Stanford, CA  94305

                              Director of Bailard Biehl & Kaiser
                              Real Estate Investment Trust, Inc.
                              2755 Campus Dr.
                              San Mateo, CA  94403

                              Director of Boise Cascade Corporation
                              1111 West Jefferson Street
                              P.O. Box 50
                              Boise, ID  83728

                              Director of California Water Service Company
                              1720 North First Street
                              San Jose, CA  95112

                              Director of Enron Corporation
                              1400 Smith Street
                              Houston, TX  77002

                              Director of GenCorp, Inc.
                              175 Ghent Road
                              Fairlawn, OH  44333

                              Director of Homestake Mining Company
                              650 California Street
                              San Francisco, CA  94108

Thomas L. Lee                 Chairman and Chief Executive Officer of
Director                      The Newhall Land and Farming Company
                              10302 Avenue 7 1-2
                              Firebaugh, CA  93622

                              Director of Calmat Co.
                              501 El Charro Road
                              Pleasanton, CA  94588

                              Director of First Interstate Bancorp
                              633 West Fifth Street
                              Los Angeles, CA  90071

Ellen Newman                  President of Ellen Newman Associates
Director                      323 Geary Street
                              Suite 507
                              San Francisco, CA  94102

                              Chair (Emeritus) of the Board of Trustees
                              University of California at San Francisco
                              Foundation
                              250 Executive Park Blvd.
                              Suite 2000
                              San Francisco, CA  94143

                              Director of the California Chamber of Commerce 1201 K Street
                              12th Floor
                              Sacremento, CA  95814

Philip J. Quigley             Chairman, President and Chief Executive Officer of
Director                      Pacific Telesis Group
                              130 Kearney Street  Rm.  3700
                              San Francisco, CA  94108

Carl E. Reichardt             Director of Columbia/HCA Healthcare Corporation
Director                      One Park Plaza
                              Nashville, TN  37203

                              Director of Ford Motor Company
                              The American Road
                              Dearborn, MI  48121

                              Director of Newhall Management Corporation
                              23823 Valencia Blvd.
                              Valencia, CA  91355

                              Director of Pacific Gas and Electric Company
                              77 Beale Street
                              San Francisco, CA  94105

                              Retired Chairman of the Board of Directors
                              and Chief Executive Officer of Wells Fargo
                              & Company
                              420 Montgomery Street
                              San Francisco, CA  94105

Donald B. Rice                President and Chief Executive Officer of
Director                      Teledyne, Inc.
                              2049 Century Park East
                              Los Angeles, CA  90067

                              Retired Secretary of the Air Force

                              Director of Vulcan Materials Company
                              One MetroPlex Drive
                              Birmingham, AL  35209

Richard J. Stegemeier         Chairman (Emeritus) of Unocal Corp
Director                      44141 Yucca Avenue
                              Lancaster, CA  93534

                              Director of Foundation Health Corporation
                              166 4th
                              Fort Irwin, CA  92310

                              Director of Halliburton Company
                              3600 Lincoln Plaza
                              500 North Alcard Street
                              Dallas, TX  75201

                              Director of Northrop Grumman Corp.
                              1840 Century Park East
                              Los Angeles, CA  90067

                              Director of Outboard Marine Corporation
                              100 SeaHorse Drive
                              Waukegan, IL  60085

                              Director of Pacific Enterprises
                              555 West Fifth Street
                              Suite 2900
                              Los Angeles, CA  90031

                              Director of First Interstate Bancorp
                              633 West Fifth Street
                              Los Angeles, CA  90071

Susan G. Swenson              President and Chief Executive Officer of
Director                      Cellular One
                              651 Gateway Blvd.
                              San Francisco, CA  94080

David M. Tellep               Retired Chairman of the Board and Chief
Director                      Executive Officer of
                              Martin Lockheed Corp
                              6801 Rockledge Drive
                              Bethesda, MD  20817

                              Director of Edison International
                              and Southern California Edison Company
                              2244 Walnut Grove Ave.
                              Rosemead, CA  91770

                              Director of First Interstate
                              633 West Fifth Street
                              Los Angeles, CA  90071

Chang-Lin Tien                Chancellor of the University of California
Director                      at Berkeley

                              Director of Raychem Corporation
                              300 Constitution Drive
                              Menlo Park, CA  94025

John A. Young                 President, Chief Executive Officer and Director
Director                      of Hewlett-Packard Company
                              3000 Hanover Street
                              Palo Alto, CA  9434

                              Director of Chevron Corporation
                              225 Bush Street
                              San Francisco, CA  94104

                              Director of Lucent Technologies
                              25 John Glenn Drive
                              Amherst, NY  14228

                              Director of Novell, Inc.
                              11300 West Olympic Blvd.
                              Los Angeles, CA  90064

                              Director of Shaman Pharmaceuticals Inc.
                              213 East Grand Ave. South
                              San Francisco, CA  94080

William F. Zuendt             President of Wells Fargo & Company
President                     420 Montgomery Street
                              San Francisco, CA  94105

                              Director of 3Com Corporation
                              5400 Bayfront Plaza, P.O. Box 58145
                              Santa Clara, CA  95052

                              Director of the California Chamber of Commerce

     Prior to May 1, 1996, Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI", formerly, Wells Fargo Institutional Trust Company), served as sub-advisor to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds of the Company and to certain other open-end management investment companies. From May 1, 1996 to December 15, 1997 BGFA served as sub-advisor to the corresponding Asset Allocation, U.S. Government Allocation and Corporate Stock Master Portfolios of Master Investment Trust, in which such funds invested substantially all of their assets. These Funds currently invest directly in a portfolio of securities and no longer invest in the Master Portfolios. BGFA currently serves as sub-advisor to these Funds.

     The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business of the former sub-advisor to the Registrant, Wells Fargo Nikko Investment Advisors ("WFNIA") and, in some cases, the service business of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


Name and Position               Principal Business(es) During at
at BGFA                         Least the Last Two Fiscal Years
-------                         -------------------------------

Frederick L.A. Grauer           Director of BGFA and Co-Chairman and
Director                        Director of BGI
                                45 Fremont, San Francisco, CA 94105

Patricia Dunn                   Director of BGFA and C-Chairman and
Director                        Director of BGI
                                45 Fremont, San Francisco, CA 94105

Lawrence G. Tint                Chairman of the Board of Directors of BGFA
Chairman and Director           and Chief Executive Officer of BGI
                                45 Fremont, San Francisco, CA  94105

Geoffrey Fletcher               Chief Financial Officer of BGFA and BGI
Chief Financial Officer         since May 1997
                                45 Fremont, San Francisco, CA 94105
                                Managing Director and Principal Accounting
                                Officer at Bankers Trust Company from
                                1988 - 1997 505 Market Street,
                                San Francisco, CA  94105


        Prior to January 1, 1996 WFNIA served as subadvisor to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds of the Company and as advisor or subadvisor to various other openend management investment companies.

        For additional information, "Organization and Management of the Fund(s)" in the Prospectuses for the Funds as well as "Management" in the Statements of Additional Information of such Funds. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and management committees of WFNIA, reference is made to WFNIA's Form ADV and Schedules A and D filed under the Investment Advisors Act of 1940, File No. 80136479, incorporated herein by reference.

Item 29.  Principal Underwriters.
          ----------------------

        (a) Stephens Inc., distributor for the Registrant, does not presently act as investment advisor for any other registered investment companies, but does act as principal underwriter for Life & Annuity Trust, MasterWorks Funds, Inc. Stagecoach Trust, Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc. and Nations Institutional Reserves, and is the exclusive placement agent for Managed Series Investment Trust and Master Investment Portfolio, all of which are registered open-end management investment companies.

        (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D filed by Stephens

Inc. with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (file No. 50115510).

        (c) Not applicable.

Item 30.  Location of Accounts and Records.
          --------------------------------

       (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

       (b) Wells Fargo Bank maintains all Records relating to its services as investment advisor, administrator and custodian and transfer and dividend disbursing agent at 525 Market Street, San Francisco, California 94105.

       (c) WFNIA and Wells Fargo Institutional Trust Company, N.A. maintain all Records relating to their services as sub-advisor and custodian, respectively, for the period prior to January 1, 1996, at 45 Fremont Street, San Francisco, California 94105.

       (d) BGFA and BGI maintain all Records relating to their services as sub-advisor and custodian, respectively, for the period beginning January 1, 1996 at 45 Fremont Street, San Francisco, California 94105.

       (e) Stephens maintains all Records relating to its services as sponsor, co-administrator and distributor at 111 Center Street, Little Rock, Arkansas 72201.

Item 31.  Management Services.
          -------------------

        Other than as set forth under the captions "Organization and Management of the Fund(s)" in the Prospectuses for the Funds as well as "Management" in the Statements of Additional Information of such Funds, the Registrant is not a party to any managementrelated service contract.

Item 32.  Undertakings.
          ------------

       (a)  Not applicable.

       (b)  Not applicable.

       (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.

       (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions set forth above in response to Item 27, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES
                                   ----------

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 30th day of November, 1998.

                         STAGECOACH FUNDS, INC.


                         By    /s/ Richard H. Blank, Jr.
                             --------------------------------
                             Richard H. Blank, Jr.
                             Secretary and Treasurer
                             (Principal Financial Officer)

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

      Signature                       Title                       Date
      ---------                       -----                       ----

          *
-----------------------      Director, Chairman and President
   (R. Greg Feltus)          (Principal Executive Officer)


/s/Richard H. Blank, Jr.     Secretary and Treasurer            11/30/98
-----------------------      (Principal Financial Officer)
 (Richard H. Blank, Jr.)


          *                  Director
-----------------------
   (Jack S. Euphrat)


          *                  Director
-----------------------
    (Thomas S. Goho)


          *                  Director
------------------------
   (Peter G. Gordon)


          *                  Director
-----------------------
   (Joseph N. Hankin)


          *                  Director
-----------------------
   (W. Rodney Hughes)


          *                  Director
------------------------
     (Tucker Morse)



*By /s/Richard H. Blank, Jr.
    -----------------------
      Richard H. Blank, Jr.
      As Attorney-in-Fact
      November 30, 1998

                             STAGECOACH FUNDS, INC.
                          FILE NOS. 33-42927; 811-6419
                                 EXHIBIT INDEX

EXHIBIT NUMBER           DESCRIPTION

EX-99.B5(a)(i)           Form of Advisory Contract

EX-99.B6(a)              Amended Distribution Agreement

EX-99.B9(a)(ii)          Co-Administration Agreement

EX-99.B9(b)              Agency Agreement

EX-99.B9(c)              Form of Shareholder Servicing Agreement

EX-99.B9(d)              Servicing Plan

EX-99.B10                Opinion Letter

EX-99.B18                Rule 18f-3 Multi-Class Plan